S000001111 [Member] Investment Objectives and Goals - Money Market Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	MONEY MARKET PORTFOLIO
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Money Market Portfolio is an institutional prime money market fund, which seeks a high level of current income and stability of principal.